Segment Information - Summary of Operating Segments Disclosures - Other Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Property, plant and equipment	$ 1,658	$ 1,712	$ 1,126
Financial assets	45	4	1
Additions to non-current assets	1,703	1,716	1,127
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Property, plant and equipment	1,687	1,774	1,176
Financial assets	45	4	1
Additions to non-current assets	1,732	1,778	1,177
Americas Materials
Disclosure of operating segments [line items]
Property, plant and equipment	752	750	527
Financial assets	43	4	1
Additions to non-current assets	795	754	528
Europe Materials
Disclosure of operating segments [line items]
Property, plant and equipment	529	607	384
Financial assets	2	0	0
Additions to non-current assets	531	607	384
Building Products
Disclosure of operating segments [line items]
Property, plant and equipment	377	355	215
Financial assets	0	0	0
Additions to non-current assets	377	355	215
Building Products | Discontinued operations
Disclosure of operating segments [line items]
Property, plant and equipment	29	62	50
Financial assets	0	0	0
Additions to non-current assets	$ 29	$ 62	$ 50